Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2025
STE-NPRT3-0425
1.9890709.106
Common Stocks - 55.8%
	Shares	Value ($)
AUSTRALIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Paladin Energy Ltd (b)	3,790,960	16,504,388
BRAZIL - 3.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	7,800	16,550,586
Household Durables - 0.0%
Cury Construtora e Incorporadora SA	1,068,300	3,848,504
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Atacadao SA	5,571,000	6,860,080
Raia Drogasil SA	2,281,700	6,735,446
		13,595,526
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleo Brasileiro SA	2,556,850	16,958,377
Petroleo Brasileiro SA ADR	4,326,796	57,762,727
PRIO SA/Brazil (b)	3,941,193	25,550,999
		100,272,103
Financials - 1.4%
Banks - 1.0%
Inter & Co Inc depository receipt	4,765,515	24,921,693
Itau Unibanco Holding SA	16,322,639	88,548,927
NU Holdings Ltd/Cayman Islands Class A (b)	9,390,423	100,947,047
		214,417,667
Capital Markets - 0.4%
Banco BTG Pactual SA unit	16,577,415	88,917,440
TOTAL FINANCIALS		303,335,107

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	86,741,949	31,086,344
Industrials - 0.5%
Electrical Equipment - 0.3%
WEG SA	7,860,937	64,648,301
Ground Transportation - 0.2%
Localiza Rent a Car SA	9,140,705	43,625,863
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	17,533,891	11,346,483
		54,972,346
TOTAL INDUSTRIALS		119,620,647

Information Technology - 0.1%
Software - 0.1%
TOTVS SA	2,561,500	15,209,810
Materials - 0.8%
Metals & Mining - 0.8%
Gerdau SA ADR	19,573,642	55,393,407
Vale SA	287,114	2,689,415
Vale SA ADR (e)	12,317,869	116,157,505
		174,240,327
Utilities - 0.1%
Electric Utilities - 0.1%
Equatorial Energia SA	3,134,800	16,005,042
Equatorial Energia SA	10,020	49,797
		16,054,839
TOTAL BRAZIL		793,813,793
BURKINA FASO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC	727,907	14,424,810
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	429,600	18,915,168
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	2,870,200	62,586,710
CHINA - 17.2%
Communication Services - 4.5%
Entertainment - 0.3%
Netease Inc	173,200	3,448,310
Netease Inc ADR	396,846	39,573,483
Tencent Music Entertainment Group Class A ADR	2,907,254	35,439,426
		78,461,219
Interactive Media & Services - 4.2%
Bilibili Inc ADR (b)(e)	688,700	14,008,158
Tencent Holdings Ltd	14,803,256	911,088,955
		925,097,113
TOTAL COMMUNICATION SERVICES		1,003,558,332

Consumer Discretionary - 7.1%
Automobile Components - 0.1%
Fuyao Glass Industry Group Co Ltd A Shares (China)	1,337,000	10,335,541
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	708,000	4,825,865
Hesai Group ADR (b)	180,185	3,227,113
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China)	2,849,500	14,633,592
		33,022,111
Automobiles - 0.4%
BYD Co Ltd H Shares	1,594,994	76,433,307
Li Auto Inc ADR (b)(e)	647,300	19,891,529
		96,324,836
Broadline Retail - 3.6%
Alibaba Group Holding Ltd	13,519,652	223,543,315
Alibaba Group Holding Ltd ADR	1,610,714	213,435,712
JD.com Inc A Shares	292,000	6,106,038
JD.com Inc ADR	2,387,516	100,036,920
PDD Holdings Inc Class A ADR (b)	1,944,954	221,121,821
Vipshop Holdings Ltd Class A ADR	1,106,017	17,386,587
		781,630,393
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group Inc	57,000	271,992
New Oriental Education & Technology Group Inc ADR	235,525	11,324,042
TAL Education Group Class A ADR (b)	2,503,741	32,348,334
		43,944,368
Hotels, Restaurants & Leisure - 1.8%
Meituan B Shares (b)(c)(d)	11,141,616	232,626,305
Mixue Group H Shares	17,406	453,220
Shangri-La Asia Ltd	36,212,000	20,651,463
Trip.com Group Ltd	13,500	763,488
Trip.com Group Ltd ADR	1,721,209	97,558,126
Yum China Holdings Inc	1,195,775	59,083,243
		411,135,845
Household Durables - 0.7%
Haier Smart Home Co Ltd A Shares (China)	25,373,597	91,739,607
Haier Smart Home Co Ltd H Shares	16,480,906	52,791,088
Hangzhou GreatStar Industrial Co Ltd A Shares (China)	537,500	2,286,925
Midea Group Co Ltd A Shares (China)	240,458	2,419,664
		149,237,284
Textiles, Apparel & Luxury Goods - 0.3%
ANTA Sports Products Ltd	4,942,200	55,461,696
Li Ning Co Ltd	5,429,500	11,954,498
Shenzhou International Group Holdings Ltd	898,019	6,576,566
		73,992,760
TOTAL CONSUMER DISCRETIONARY		1,589,287,597

Consumer Staples - 0.3%
Beverages - 0.2%
Kweichow Moutai Co Ltd A Shares (China)	197,833	40,926,774
Tsingtao Brewery Co Ltd A Shares (China)	56,182	539,438
Tsingtao Brewery Co Ltd H Shares	430,000	2,876,445
Wuliangye Yibin Co Ltd A Shares (China)	102,597	1,859,974
		46,202,631
Food Products - 0.1%
China Mengniu Dairy Co Ltd	6,785,000	15,508,190
Personal Care Products - 0.0%
Mao Geping Cosmetics Co LTD H Shares	511,800	4,998,379
TOTAL CONSUMER STAPLES		66,709,200

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
China Merchants Energy Shipping Co Ltd A Shares (China)	5,578,769	4,833,521
COSCO SHIPPING Energy Transportation Co Ltd H Shares	460,000	383,872
		5,217,393
Financials - 1.8%
Banks - 1.0%
Bank of Chengdu Co Ltd A Shares (China)	5,771,053	12,735,501
China Construction Bank Corp H Shares	119,212,368	101,136,134
China Merchants Bank Co Ltd H Shares	12,523,601	73,516,834
Industrial & Commercial Bank of China Ltd H Shares	46,648,990	33,035,547
		220,424,016
Insurance - 0.8%
China Life Insurance Co Ltd H Shares	52,846,074	101,855,368
PICC Property & Casualty Co Ltd H Shares	21,346,000	34,975,145
Ping An Insurance Group Co of China Ltd H Shares	7,192,550	42,632,094
		179,462,607
TOTAL FINANCIALS		399,886,623

Health Care - 0.8%
Biotechnology - 0.2%
Innovent Biologics Inc (b)(c)(d)	2,871,511	14,973,159
Zai Lab Ltd ADR (b)	850,500	29,461,320
		44,434,479
Health Care Equipment & Supplies - 0.2%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	1,022,628	35,665,267
Life Sciences Tools & Services - 0.2%
Wuxi Apptec Co Ltd H Shares (c)(d)	5,699,300	43,636,964
Pharmaceuticals - 0.2%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	23,822,000	55,235,273
TOTAL HEALTH CARE		178,971,983

Industrials - 1.8%
Commercial Services & Supplies - 0.0%
Tuhu Car Inc A Shares (b)(c)(d)	1,201,800	2,442,557
Electrical Equipment - 0.6%
Contemporary Amperex Technology Co Ltd A Shares (China)	2,767,639	100,955,920
Dongfang Electric Corp Ltd A Shares (China)	194,588	391,685
Dongfang Electric Corp Ltd H Shares	826,800	1,023,959
Henan Pinggao Electric Co Ltd A Shares (China)	961,400	2,065,691
Sieyuan Electric Co Ltd A Shares (China)	3,924,696	39,422,264
		143,859,519
Ground Transportation - 0.5%
Full Truck Alliance Co Ltd ADR	8,854,289	103,949,353
Machinery - 0.7%
Airtac International Group	1,140,330	33,596,164
Huaming Power Equipment Co Ltd A Shares (China)	678,580	1,456,209
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	1,629,200	17,841,846
Shenzhen Inovance Technology Co Ltd A Shares (China)	10,140,055	100,984,889
		153,879,108
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	191,800	1,481,662
TOTAL INDUSTRIALS		405,612,199

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Luxshare Precision Industry Co Ltd A Shares (China)	890,348	5,320,171
Semiconductors & Semiconductor Equipment - 0.1%
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China) (b)	321,400	7,054,510
NAURA Technology Group Co Ltd A Shares (China)	83,794	5,181,548
		12,236,058
Software - 0.0%
Horizon Robotics Inc A Shares (b)(e)	8,163,600	8,705,804
Technology Hardware, Storage & Peripherals - 0.5%
Lenovo Group Ltd	2,254,000	3,379,121
Xiaomi Corp B Shares (b)(c)(d)	14,602,840	97,758,967
		101,138,088
TOTAL INFORMATION TECHNOLOGY		127,400,121

Materials - 0.2%
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	927,787	2,967,273
Anhui Conch Cement Co Ltd H Shares	1,881,500	5,142,313
		8,109,586
Metals & Mining - 0.2%
Zhaojin Mining Industry Co Ltd H Shares	1,339,500	2,277,293
Zijin Mining Group Co Ltd H Shares	22,169,360	41,880,530
		44,157,823
TOTAL MATERIALS		52,267,409

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	2,968,000	5,503,605
KE Holdings Inc ADR	695,217	15,482,483
		20,986,088
TOTAL CHINA		3,849,896,945
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)	1,120,206	10,631,020
FRANCE - 0.3%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	12,200	34,638,569
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	283,565	43,240,955
TOTAL FRANCE		77,879,524
GEORGIA - 0.1%
Financials - 0.1%
Banks - 0.1%
TBC Bank Group PLC	280,466	15,170,322
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (b)	128,500	14,510,220
GREECE - 0.9%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	1,442,953	25,596,089
Financials - 0.8%
Banks - 0.8%
Eurobank Ergasias Services and Holdings SA	23,702,400	61,841,329
National Bank of Greece SA	9,301,609	86,107,892
Piraeus Financial Holdings SA	5,835,836	27,555,955
		175,505,176
TOTAL GREECE		201,101,265
HONG KONG - 0.4%
Financials - 0.2%
Capital Markets - 0.1%
Hong Kong Exchanges & Clearing Ltd	290,900	13,113,191
Insurance - 0.1%
AIA Group Ltd	3,600,000	27,642,199
TOTAL FINANCIALS		40,755,390

Health Care - 0.0%
Pharmaceuticals - 0.0%
United Laboratories International Holdings Ltd/The	7,786,000	13,189,161
Industrials - 0.2%
Machinery - 0.1%
Techtronic Industries Co Ltd	1,626,000	22,755,387
Marine Transportation - 0.1%
Pacific Basin Shipping Ltd	77,630,400	15,694,455
TOTAL INDUSTRIALS		38,449,842

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)	1,043,000	4,028,801
TOTAL HONG KONG		96,423,194
HUNGARY - 0.9%
Financials - 0.7%
Banks - 0.7%
OTP Bank Nyrt	2,391,636	146,475,002
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	2,138,513	59,347,802
TOTAL HUNGARY		205,822,804
INDIA - 7.2%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Bharti Airtel Ltd	5,530,064	99,777,092
Consumer Discretionary - 0.6%
Automobiles - 0.1%
Eicher Motors Ltd	373,312	20,436,065
Hyundai Motor India Ltd	323,629	6,404,511
		26,840,576
Hotels, Restaurants & Leisure - 0.5%
MakeMyTrip Ltd (b)(e)	491,598	47,321,223
Zomato Ltd (b)	24,133,613	61,698,896
		109,020,119
TOTAL CONSUMER DISCRETIONARY		135,860,695

Consumer Staples - 0.0%
Tobacco - 0.0%
ITC Ltd	1,269,841	5,759,642
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Reliance Industries Ltd	9,862,493	136,015,383
Financials - 3.1%
Banks - 2.5%
Axis Bank Ltd	2,256,399	26,364,364
HDFC Bank Ltd	12,056,049	240,196,587
HDFC Bank Ltd ADR	1,105,434	68,116,843
ICICI Bank Ltd	9,294,483	129,058,700
ICICI Bank Ltd ADR	2,474,688	68,994,301
Kotak Mahindra Bank Ltd	604,500	13,219,824
		545,950,619
Capital Markets - 0.1%
360 ONE WAM Ltd	2,381,237	27,321,226
HDFC Asset Management Co Ltd (c)(d)	70,102	2,922,295
		30,243,521
Consumer Finance - 0.3%
Bajaj Finance Ltd	380,600	37,342,317
Five-Star Business Finance Ltd (b)	2,595,471	22,710,744
		60,053,061
Insurance - 0.2%
HDFC Life Insurance Co Ltd (c)(d)	4,540,988	31,751,004
SBI Life Insurance Co Ltd (c)(d)	1,082,100	17,769,971
		49,520,975
TOTAL FINANCIALS		685,768,176

Health Care - 0.3%
Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd	58,911	4,092,110
Max Healthcare Institute Ltd	5,254,741	59,008,514
		63,100,624
Pharmaceuticals - 0.0%
Mankind Pharma Ltd (b)	422,243	11,110,521
TOTAL HEALTH CARE		74,211,145

Industrials - 0.8%
Aerospace & Defense - 0.2%
Hindustan Aeronautics Ltd (c)	1,470,103	52,251,106
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	3,596,400	10,323,116
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	2,725,318	99,166,532
Professional Services - 0.1%
Computer Age Management Services Ltd	733,805	26,574,501
TOTAL INDUSTRIALS		188,315,255

Information Technology - 0.9%
IT Services - 0.9%
Coforge Ltd	168,664	14,314,936
HCL Technologies Ltd	1,160,760	21,028,925
Infosys Ltd	2,129,161	41,672,312
Tata Consultancy Services Ltd	3,023,508	120,997,298
		198,013,471
Materials - 0.3%
Chemicals - 0.0%
Solar Industries India Ltd	30,397	3,048,551
Construction Materials - 0.2%
JK Cement Ltd	623,600	31,425,242
UltraTech Cement Ltd	95,600	11,119,214
		42,544,456
Metals & Mining - 0.1%
Jindal Steel & Power Ltd	647,085	6,388,012
Tata Steel Ltd	3,132,309	4,952,402
		11,340,414
TOTAL MATERIALS		56,933,421

Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	6,462,800	18,625,015
Independent Power and Renewable Electricity Producers - 0.1%
NTPC Ltd	6,083,341	21,795,911
TOTAL UTILITIES		40,420,926

TOTAL INDIA		1,621,075,206
INDONESIA - 1.0%
Consumer Staples - 0.2%
Food Products - 0.2%
Indofood CBP Sukses Makmur Tbk PT	21,571,300	13,704,671
Indofood Sukses Makmur Tbk PT	46,731,600	20,086,476
		33,791,147
Financials - 0.8%
Banks - 0.8%
Bank Central Asia Tbk PT	337,982,118	172,234,313
Bank Mandiri Persero Tbk PT	20,324,648	5,690,477
Bank Negara Indonesia Persero Tbk PT	25,063,530	6,119,339
		184,044,129
TOTAL INDONESIA		217,835,276
ITALY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Ferrari NV	31,100	14,448,127
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Disco Corp	59,800	15,177,580
KAZAKHSTAN - 0.5%
Financials - 0.5%
Consumer Finance - 0.5%
Kaspi.KZ JSC ADR	1,012,737	106,074,073
KOREA (SOUTH) - 4.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
KT Corp	911,410	29,308,826
Interactive Media & Services - 0.3%
Kakao Corp	139,200	4,127,029
NAVER Corp	240,968	34,267,356
Webtoon Entertainment Inc (e)	1,278,000	11,553,120
		49,947,505
TOTAL COMMUNICATION SERVICES		79,256,331

Consumer Discretionary - 0.4%
Automobile Components - 0.2%
Hyundai Mobis Co Ltd	238,500	40,171,476
Automobiles - 0.2%
Hyundai Motor Co	240,657	31,939,917
Kia Corp	318,917	20,413,466
		52,353,383
TOTAL CONSUMER DISCRETIONARY		92,524,859

Consumer Staples - 0.1%
Tobacco - 0.1%
KT&G Corp	444,177	29,861,870
Financials - 0.2%
Banks - 0.1%
Hana Financial Group Inc	146,394	5,975,589
KB Financial Group Inc	352,275	18,916,807
		24,892,396
Insurance - 0.1%
Samsung Fire & Marine Insurance Co Ltd	83,293	21,829,013
TOTAL FINANCIALS		46,721,409

Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (b)(c)(d)	65,138	49,917,136
Industrials - 0.4%
Aerospace & Defense - 0.3%
Korea Aerospace Industries Ltd	1,209,875	52,552,003
Industrial Conglomerates - 0.0%
SK Square Co Ltd (b)	128,943	8,035,097
Machinery - 0.1%
Samsung Heavy Industries Co Ltd (b)	2,626,609	25,136,898
TOTAL INDUSTRIALS		85,723,998

Information Technology - 2.8%
Semiconductors & Semiconductor Equipment - 0.6%
SK Hynix Inc	1,009,538	134,101,833
Technology Hardware, Storage & Peripherals - 2.2%
Samsung Electronics Co Ltd	12,894,923	482,983,824
Samsung Electronics Co Ltd GDR (c)	20,833	19,426,773
		502,410,597
TOTAL INFORMATION TECHNOLOGY		636,512,430

TOTAL KOREA (SOUTH)		1,020,518,033
MALAYSIA - 0.3%
Financials - 0.3%
Banks - 0.3%
CIMB Group Holdings Bhd	35,609,650	62,542,838
Utilities - 0.0%
Electric Utilities - 0.0%
Tenaga Nasional Bhd	3,175,201	9,699,036
TOTAL MALAYSIA		72,241,874
MEXICO - 2.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	11,397,842	8,101,705
Consumer Staples - 1.3%
Beverages - 0.3%
Becle SAB de CV (e)	3,782,500	3,255,445
Fomento Economico Mexicano SAB de CV ADR	615,422	57,898,902
		61,154,347
Consumer Staples Distribution & Retail - 0.8%
BBB Foods Inc Class A (b)(e)	693,049	18,448,964
Wal-Mart de Mexico SAB de CV Series V	51,469,317	136,173,080
		154,622,044
Food Products - 0.2%
Gruma SAB de CV Series B	2,597,556	44,852,515
TOTAL CONSUMER STAPLES		260,628,906

Financials - 0.3%
Banks - 0.3%
Banco del Bajio SA (c)(d)	6,288,700	14,150,646
Grupo Financiero Banorte SAB de CV	7,384,161	52,034,732
		66,185,378
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,790,801	52,606,205
Materials - 0.3%
Construction Materials - 0.0%
Cemex SAB de CV ADR	1,013,600	6,284,320
Metals & Mining - 0.3%
Grupo Mexico SAB de CV Series B	14,400,530	67,700,848
Southern Copper Corp	19,853	1,765,527
		69,466,375
TOTAL MATERIALS		75,750,695

Real Estate - 0.1%
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	3,929,800	12,429,517
Real Estate Management & Development - 0.1%
Corp Inmobiliaria Vesta SAB de CV ADR (e)	614,075	14,332,511
TOTAL REAL ESTATE		26,762,028

TOTAL MEXICO		490,034,917
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV	27,300	19,417,709
BE Semiconductor Industries NV	103,600	11,434,751
		30,852,460
Software - 0.0%
Nebius Group NV Class A (b)(e)	300,700	9,769,743
TOTAL NETHERLANDS		40,622,203
PERU - 0.5%
Financials - 0.5%
Banks - 0.5%
Credicorp Ltd	581,757	106,473,166
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	1,144,499	14,592,362
TOTAL PERU		121,065,528
PHILIPPINES - 0.1%
Industrials - 0.1%
Professional Services - 0.0%
TaskUS Inc Class A (b)(e)	179,200	2,528,512
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	4,010,065	24,184,615
TOTAL INDUSTRIALS		26,713,127

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	18,446,031	6,916,005
TOTAL PHILIPPINES		33,629,132
POLAND - 0.8%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	1,266,973	8,766,689
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)	204,800	25,091,500
Financials - 0.7%
Banks - 0.7%
Powszechna Kasa Oszczednosci Bank Polski SA	7,958,483	135,948,278
TOTAL POLAND		169,806,467
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (Russia) (b)(f)	5,946,277	59
LUKOIL PJSC (b)(f)	345,667	0
LUKOIL PJSC ADR (b)(f)	499,400	5
		64
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	3,314,825	0
Sberbank of Russia PJSC (Russia) (b)(f)	617,111	6
Sberbank of Russia PJSC ADR (b)(f)	1,653,549	17
		23
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (b)(f)	88,909	0
Phosagro Pjsc GDR (b)(c)(f)	1	0
Phosagro Pjsc GDR (b)(c)(f)	1,718	0
		0
TOTAL RUSSIA		87
SAUDI ARABIA - 0.6%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Saudi Arabian Oil Co (c)(d)	1,652,100	11,938,221
Financials - 0.6%
Banks - 0.6%
Al Rajhi Bank	3,682,832	98,004,596
Alinma Bank	1,529,600	12,358,179
Saudi National Bank/The	1,898,726	17,720,025
		128,082,800
TOTAL SAUDI ARABIA		140,021,021
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Sea Ltd Class A ADR (b)	82,000	10,436,140
SOUTH AFRICA - 2.5%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	7,583,694	47,404,298
Consumer Discretionary - 1.1%
Broadline Retail - 1.0%
Naspers Ltd Class N	866,737	205,757,239
Specialty Retail - 0.1%
Pepkor Holdings Ltd (c)(d)	15,995,044	22,022,476
TOTAL CONSUMER DISCRETIONARY		227,779,715

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Shoprite Holdings Ltd	3,147,533	45,804,133
Food Products - 0.1%
Tiger Brands Ltd	1,774,092	25,891,695
TOTAL CONSUMER STAPLES		71,695,828

Financials - 0.6%
Banks - 0.4%
Absa Group Ltd	940,961	9,403,439
Capitec Bank Holdings Ltd	195,298	32,093,864
Standard Bank Group Ltd	3,365,962	39,050,566
		80,547,869
Financial Services - 0.2%
FirstRand Ltd	11,194,551	42,028,575
Insurance - 0.0%
OUTsurance Group Ltd	3,955,283	15,165,138
TOTAL FINANCIALS		137,741,582

Materials - 0.3%
Metals & Mining - 0.3%
African Rainbow Minerals Ltd (e)	1,049,572	7,615,914
Impala Platinum Holdings Ltd (b)	10,817,408	51,152,010
Northam Platinum Holdings Ltd	1,411,676	7,362,801
		66,130,725
TOTAL SOUTH AFRICA		550,752,148
SWEDEN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
VEF AB (b)	23,166,500	3,623,296
TAIWAN - 9.0%
Communication Services - 0.1%
Entertainment - 0.1%
International Games System Co Ltd	588,000	17,537,845
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	1,846,000	5,040,560
TOTAL COMMUNICATION SERVICES		22,578,405

Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Eclat Textile Co Ltd	3,578,000	59,227,615
Consumer Staples - 0.0%
Food Products - 0.0%
Uni-President Enterprises Corp	807,000	1,997,646
Financials - 0.1%
Banks - 0.0%
CTBC Financial Holding Co Ltd	3,242,000	4,012,620
E.Sun Financial Holding Co Ltd	1,702,000	1,506,904
		5,519,524
Financial Services - 0.1%
Chailease Holding Co Ltd	2,801,926	10,722,958
TOTAL FINANCIALS		16,242,482

Industrials - 0.3%
Electrical Equipment - 0.1%
Voltronic Power Technology Corp	257,000	12,840,633
Machinery - 0.2%
Hiwin Technologies Corp	5,371,112	51,061,780
TOTAL INDUSTRIALS		63,902,413

Information Technology - 8.2%
Communications Equipment - 0.0%
Accton Technology Corp	209,000	4,272,172
Electronic Equipment, Instruments & Components - 0.8%
Chroma ATE Inc	1,521,625	15,690,429
E Ink Holdings Inc	1,078,117	9,021,420
Elite Material Co Ltd	1,488,000	28,563,237
Gold Circuit Electronics Ltd	370,000	2,494,837
Hon Hai Precision Industry Co Ltd	11,904,515	62,914,154
Innolux Corp	16,258,000	7,357,678
Lotes Co Ltd	61,000	3,066,304
Yageo Corp	3,294,057	56,628,486
		185,736,545
Semiconductors & Semiconductor Equipment - 7.4%
Alchip Technologies Ltd	399,082	39,818,502
ASE Technology Holding Co Ltd	3,320,000	16,721,628
ASPEED Technology Inc	96,000	10,467,744
eMemory Technology Inc	395,688	35,393,669
Gudeng Precision Industrial Co Ltd	111,000	1,625,015
MediaTek Inc	2,559,328	117,767,644
Taiwan Semiconductor Manufacturing Co Ltd	45,130,604	1,371,867,512
Taiwan Semiconductor Manufacturing Co Ltd ADR	307,437	55,501,602
		1,649,163,316
Software - 0.0%
Insyde Software Corp (b)	144,000	1,716,681
Technology Hardware, Storage & Peripherals - 0.0%
Asustek Computer Inc	360,000	7,457,174
TOTAL INFORMATION TECHNOLOGY		1,848,345,888

TOTAL TAIWAN		2,012,294,449
THAILAND - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bumrungrad Hospital Pcl	1,510,150	8,614,632
TURKEY - 0.3%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	463,759	6,431,785
Industrials - 0.3%
Electrical Equipment - 0.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	15,111,914	45,271,852
Transportation Infrastructure - 0.1%
TAV Havalimanlari Holding AS (b)	2,819,546	19,273,663
TOTAL INDUSTRIALS		64,545,515

Materials - 0.0%
Construction Materials - 0.0%
Oyak Cimento Fabrikalari AS	530,500	404,220
TOTAL TURKEY		71,381,520
UNITED ARAB EMIRATES - 1.0%
Energy - 0.7%
Energy Equipment & Services - 0.4%
ADNOC Drilling Co PJSC	52,067,690	77,830,405
Oil, Gas & Consumable Fuels - 0.3%
Adnoc Gas PLC	75,381,800	69,167,971
TOTAL ENERGY		146,998,376

Financials - 0.1%
Banks - 0.1%
Abu Dhabi Commercial Bank PJSC	9,874,737	30,758,149
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Emaar Properties PJSC	10,915,969	40,272,651
TOTAL UNITED ARAB EMIRATES		218,029,176
UNITED KINGDOM - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc (e)	2,145,965	63,241,589
Anglogold Ashanti Plc (South Africa)	360,941	10,337,445

TOTAL UNITED KINGDOM		73,579,034
UNITED STATES - 0.6%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Samsonite International SA (c)(d)	7,673,400	21,305,703
Information Technology - 0.5%
IT Services - 0.0%
Globant SA (b)(e)	34,300	5,163,179
Semiconductors & Semiconductor Equipment - 0.4%
NVIDIA Corp	700,000	87,444,000
Software - 0.1%
Synopsys Inc (b)	28,900	13,215,392
TOTAL UNITED STATES		127,128,274
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	777,937	9,651,957
TOTAL COMMON STOCKS (Cost $11,470,341,797)		12,525,720,313

International Equity Funds - 36.8%
	Shares	Value ($)
Fidelity Advisor China Region Fund - Class Z (g)	3,915,650	159,836,814
Fidelity SAI Emerging Markets Index Fund (g)	130,167,066	1,809,322,222
Fidelity SAI Emerging Markets Low Volatility Index Fund (g)	123,490,373	1,348,514,870
Fidelity SAI Emerging Markets Value Index Fund (g)	370,371,140	4,955,565,849
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,990,355,605)		8,273,239,755

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	2,462,434	25
Sberbank of Russia PJSC (b)(f)	3,791,522	0

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $19,998,262)		25

U.S. Treasury Obligations - 0.2%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/13/2025 (i)	4.27 to 4.31	17,420,000	17,399,403
US Treasury Bills 0% 3/6/2025 (i)	4.34 to 4.37	2,960,000	2,958,959
US Treasury Bills 0% 4/10/2025 (i)	4.25	1,500,000	1,493,298
US Treasury Bills 0% 5/1/2025 (i)	4.23 to 4.24	1,730,000	1,717,960
US Treasury Bills 0% 5/15/2025 (i)	4.26 to 4.27	7,050,000	6,989,993
US Treasury Bills 0% 5/22/2025 (i)	4.25 to 4.26	2,370,000	2,347,893
US Treasury Bills 0% 5/29/2025 (i)	4.23 to 4.24	1,850,000	1,831,211
US Treasury Bills 0% 5/8/2025 (i)	4.25	1,250,000	1,240,327
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,970,491)			35,979,044

Money Market Funds - 7.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.35	344,145,442	344,214,271
Fidelity Securities Lending Cash Central Fund (j)(k)	4.35	141,731,937	141,746,110
Invesco Government & Agency Portfolio Institutional Class (l)	4.29	1,276,508,520	1,276,508,521
TOTAL MONEY MARKET FUNDS (Cost $1,762,448,759)			1,762,468,902

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $21,279,114,914)	22,597,408,039
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(133,171,961)
NET ASSETS - 100.0%	22,464,236,078

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	22,145	Mar 2025	1,214,099,625	(2,921,632)	(2,921,632)

The notional amount of futures purchased as a percentage of Net Assets is 5.4%

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
USD	-	United States Dollar
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $761,380,616 or 3.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $689,702,737 or 3.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Affiliated Fund
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,417,587.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	209,626,067	4,231,872,420	4,097,283,436	10,757,853	(780)	-	344,214,271	344,145,442	0.7%
Fidelity Securities Lending Cash Central Fund	76,498,227	1,101,694,804	1,036,446,921	584,030	-	-	141,746,110	141,731,937	0.6%
Total	286,124,294	5,333,567,224	5,133,730,357	11,341,883	(780)	-	485,960,381	485,877,379

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor China Region Fund Class Z	122,101,614	18,348,103	-	2,348,105	-	19,387,097	159,836,814	3,915,650
Fidelity Emerging Markets Fund Class Z	1,610,032,951	327,000,001	2,050,506,769	-	131,098,030	(17,624,213)	-	-
Fidelity SAI Emerging Markets Index Fund	1,655,648,109	681,275,449	611,991,224	38,601,160	94,335,057	(9,945,169)	1,809,322,222	130,167,066
Fidelity SAI Emerging Markets Low Volatility Index Fund	860,206,966	522,077,682	-	57,077,683	-	(33,769,778)	1,348,514,870	123,490,373
Fidelity SAI Emerging Markets Value Index Fund	3,078,907,443	1,855,739,434	-	154,739,434	-	20,918,972	4,955,565,849	370,371,140
	7,326,897,083	3,404,440,669	2,662,497,993	252,766,382	225,433,087	(21,033,091)	8,273,239,755	627,944,229

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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